Annual Fund Operating Expenses	Sep. 28, 2020
CRA Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | CRA Shares
Document Information [Line Items]
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.91%
CRA Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Document Information [Line Items]
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CRA Retail Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Retail Shares
Document Information [Line Items]
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.81%
CRA Retail Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Document Information [Line Items]
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CRA Institutional Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Institutional Shares
Document Information [Line Items]
Management Fees	0.30%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.46%
CRA Institutional Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Document Information [Line Items]
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CCM Prospectus | CCM Alternative Income Fund | Institutional Shares
Document Information [Line Items]
Management Fees	0.75%
Distribution (12b-1) Fees	none
Dividend Expense and Prime Broker Fees on Securities Sold Short	0.40%
Other Operating Expenses	0.63%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.80%	[2]
CCM Prospectus | CCM Alternative Income Fund
Document Information [Line Items]
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

[1]	Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders.
[2]	The Total Annual Fund Operating Expenses will not correlate to the Fund’s ratios of net expenses to average net assets included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not include indirect expenses, such as acquired fund fees and expenses.